Performance Management	Jul. 11, 2025
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	26.26%	14.18%	10.90%
Return After Taxes on Distributions	26.26%	12.27%	6.34%
Return After Taxes on Distributions and Sale of Fund Shares	15.55%	10.52%	6.66%
Class A Shares
Return Before Taxes	19.96%	12.77%	10.06%
Class C Shares
Return Before Taxes	25.05%	13.07%	9.89%
Morningstar Global Target Market Exposure Index (reflects no deduction for fees, expenses or taxes) (1)	17.20%	10.01%	9.21%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes) (1)	25.02%	14.53%	13.10%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) (1)	18.01%	10.58%	9.79%
1.	The Fund changed its primary benchmark from the MSCI ACWI Index to the Morningstar Global Target Market Exposure Index because the continued use of the MSCI ACWI Index as a benchmark of the Fund is no longer authorized except in order to comply with regulatory requirements.

Rational Dynamic Brands Fund
Prospectus [Line Items]
Performance Table Market Index Changed	The Fund changed its primary benchmark from the MSCI ACWI Index to the Morningstar Global Target Market Exposure Index because the continued use of the MSCI ACWI Index as a benchmark of the Fund is no longer authorized except in order to comply with regulatory requirements.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes